Revenues (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Long term deferred revenue	$ 22.7	$ 22.7	$ 21.1
Revenue recognized	30.5	12.9
Remaining performance obligations	112.7	112.7
Expected remaining performance obligations recognized during next 12 months	89.5	89.5
Expected remaining performance obligations recognized over subsequent 12 months	16.2	16.2
Expected remaining performance obligations recognized remainder thereafter	6.9	6.9
Deferred sales commissions	$ 8.4	$ 8.4	$ 7.4